Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000204809
Shareholder Report [Line Items]
Fund Name	KBI Global Investors Aquarius Fund
Class Name	Institutional Shares
Trading Symbol	KBIWX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the KBI Global Investors Aquarius Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.kbigiusmutualfunds.com. You can also request this information by contacting us at 833-658-4739.
Additional Information Phone Number	833-658-4739
Additional Information Website	https://www.kbigiusmutualfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KBI Global Investors Aquarius Fund, Institutional Shares	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 62,077,599
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 125,710
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$62,077,599	50	$125,710	17%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.3%
China	0.4%
Canada	0.6%
Germany	0.7%
Austria	1.5%
Switzerland	1.6%
Brazil	2.2%
South Korea	2.6%
Japan	4.6%
Netherlands	5.5%
France	6.9%
United Kingdom	12.3%
United States	57.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Veolia Environnement	6.9%
IDEX	4.9%
Xylem	4.6%
H2O America	4.1%
Kurita Water Industries	4.1%
Pennon Group	3.4%
United Utilities Group	3.2%
Aalberts	3.0%
Ecolab	2.9%
Pentair	2.9%

Updated Prospectus Phone Number	833-658-4739
Updated Prospectus Web Address	https://www.kbigiusmutualfunds.com